Common Stock, Warrants and Options (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock Warrants And Options
Number of options	5,050,000	5,050,000	5,050,000
Weighted average exercise price	$ 0.05	$ 0.05	$ 0.05